AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2024
	Principal Amount	Value
Corporate Bonds and Notes - 41.1%
Basic Materials - 4.8%
Air Products and Chemicals, Inc.
4.800%, 03/03/33[1]	$196,000	$194,946
Alcoa Nederland Holding, B.V. (Netherlands)
4.125%, 03/31/29[1,2]	480,000	440,685
Celanese US Holdings LLC
6.550%, 11/15/30[1]	360,000	378,655
CF Industries, Inc.
5.375%, 03/15/44	169,000	158,971
FMG Resources August 2006 Pty, Ltd. (Australia)
4.500%, 09/15/27[2]	72,000	69,164
Freeport-McMoRan, Inc.
4.625%, 08/01/30[1]	291,000	279,496
HB Fuller Co.
4.250%, 10/15/28[1]	61,000	56,524
Methanex Corp. (Canada)
5.125%, 10/15/27	97,000	93,821
Novelis Corp.
3.250%, 11/15/26[2]	190,000	177,038

Total Basic Materials		1,849,300
Communications - 3.0%
AT&T, Inc.
1.650%, 02/01/28	70,000	61,992
4.300%, 02/15/30	190,000	182,603
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 07/23/25	292,000	288,446
Cogent Communications Group, Inc.
3.500%, 05/01/26[1,2]	222,000	211,315
Comcast Corp.
4.650%, 02/15/33[1]	105,000	103,042
Lamar Media Corp.
3.750%, 02/15/28[1]	60,000	56,054
Verizon Communications, Inc.
3.550%, 03/22/51[1]	210,000	155,896
3.875%, 02/08/29[1]	100,000	95,737

Total Communications		1,155,085
Consumer, Cyclical - 3.8%
Air Canada (Canada)
3.875%, 08/15/26[2]	105,000	100,214
Aramark Services, Inc.
5.000%, 02/01/28[2]	192,000	185,313
Caesars Entertainment, Inc.
6.500%, 02/15/32[1,2]	93,000	93,819
Delta Air Lines, Inc.
4.375%, 04/19/28[1]	60,000	58,215
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/30[1]	217,000	208,060
	Principal Amount	Value

KB Home
4.800%, 11/15/29	$236,000	$225,248
Meritage Homes Corp.
5.125%, 06/06/27[1]	60,000	59,140
Murphy Oil USA, Inc.
4.750%, 09/15/29	75,000	71,132
5.625%, 05/01/27	100,000	99,075
PulteGroup, Inc.
6.000%, 02/15/35	154,000	160,755
Warnermedia Holdings, Inc.
4.279%, 03/15/32[1]	222,000	198,299

Total Consumer, Cyclical		1,459,270
Consumer, Non-cyclical - 6.7%
APi Group DE, Inc.
4.125%, 07/15/29[1,2]	105,000	94,603
Ashtead Capital, Inc.
1.500%, 08/12/26[2]	308,000	280,424
Campbell Soup Co.
2.375%, 04/24/30	170,000	145,552
CommonSpirit Health
3.347%, 10/01/29	188,000	172,414
The Ford Foundation
Series 2020, 2.415%, 06/01/50	448,000	282,797
HCA, Inc.
3.500%, 09/01/30	332,000	300,247
Kraft Heinz Foods Co.
4.250%, 03/01/31	261,000	249,538
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, 04/15/26[2]	149,000	148,565
Sysco Corp.
2.400%, 02/15/30	355,000	307,175
Teleflex, Inc.
4.250%, 06/01/28[2]	70,000	65,685
Tenet Healthcare Corp.
4.625%, 06/15/28	165,000	157,111
Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands)
5.125%, 05/09/29[1]	200,000	192,196
United Rentals North America, Inc.
3.875%, 02/15/31[1]	195,000	174,721

Total Consumer, Non-cyclical		2,571,028
Financial - 12.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650%, 10/29/24	450,000	439,024
Air Lease Corp.
2.875%, 01/15/26	198,000	189,338
American Tower Corp.
5.900%, 11/15/33	385,000	398,662

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Financial - 12.8% (continued)
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[3,4]	$390,000	$335,692
Citigroup, Inc.
Series P, (5.950% to 05/15/25 then 3 month SOFR + 4.167%), 5.950%, 05/15/25[1,3,4,5]	387,000	386,419
Crown Castle, Inc.
4.300%, 02/15/29[1]	375,000	359,462
The Goldman Sachs Group, Inc.
Series O, (5.300% to 11/10/26 then 3 month SOFR + 4.096%), 5.300%, 11/10/26[1,3,4,5]	193,000	191,000
JPMorgan Chase & Co.
(6.254% to 10/23/33 then SOFR + 1.810%), 6.254%, 10/23/34[3,4]	355,000	379,279
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,3,4,5]	200,000	192,241
Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[3,4]	340,000	329,261
The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[3,4]	412,000	399,105
SBA Communications Corp.
3.875%, 02/15/27	190,000	180,707
SLM Corp.
3.125%, 11/02/26	275,000	255,409
US Bancorp
(5.775% to 06/12/28 then SOFR + 2.020%), 5.775%, 06/12/29[1,3,4]	375,000	381,544
Wells Fargo & Co.
MTN, (2.879% to 10/30/29 then 3 month SOFR + 1.432%), 2.879%, 10/30/30[3,4]	193,000	170,611
Series U, 5.875%, 06/15/25[1,4,5]	305,000	304,329

Total Financial		4,892,083
Industrial - 6.3%
AECOM
5.125%, 03/15/27	213,000	209,241
Ball Corp.
2.875%, 08/15/30[1]	203,000	173,210
BWX Technologies, Inc.
4.125%, 06/30/28[2]	110,000	102,555
Clean Harbors, Inc.
4.875%, 07/15/27[2]	185,000	179,450
Clearwater Paper Corp.
4.750%, 08/15/28[2]	214,000	198,472
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, 09/30/26[1]	227,000	219,910
	Principal Amount	Value

Graphic Packaging International LLC
4.750%, 07/15/27[2]	$50,000	$48,280
Hillenbrand, Inc.
5.000%, 09/15/26[6]	50,000	49,112
Howmet Aerospace, Inc.
5.900%, 02/01/27	131,000	132,891
Jacobs Engineering Group, Inc.
5.900%, 03/01/33	360,000	364,432
Mueller Water Products, Inc.
4.000%, 06/15/29[2]	55,000	49,887
Packaging Corp. of America
5.700%, 12/01/33	190,000	196,235
Sealed Air Corp.
4.000%, 12/01/27[2]	70,000	65,611
Sensata Technologies, B.V. (Netherlands)
4.000%, 04/15/29[1,2]	200,000	182,617
Sonoco Products Co.
2.850%, 02/01/32	279,000	236,682

Total Industrial		2,408,585
Technology - 3.3%
Broadcom, Inc.
4.150%, 11/15/30[1]	318,000	300,696
Crowdstrike Holdings, Inc.
3.000%, 02/15/29[1]	198,000	175,600
Dell International LLC/EMC Corp.
8.100%, 07/15/36	132,000	159,567
Fiserv, Inc.
4.200%, 10/01/28	158,000	152,456
Microsoft Corp.
2.525%, 06/01/50	424,000	278,637
MSCI, Inc.
3.250%, 08/15/33[2]	258,000	212,549

Total Technology		1,279,505
Utilities - 0.4%
National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	200,000	156,797

Total Corporate Bonds and Notes (Cost $16,471,721)		15,771,653
Asset-Backed Securities - 2.8%
American Express Credit Account Master Trust Series 2022-4, Class A 4.950%, 10/15/27	200,000	199,305
Ford Credit Auto Owner Trust Series 2022-B, Class A4 3.930%, 08/15/27	205,000	200,647
John Deere Owner Trust Series 2022-A, Class A4 2.490%, 01/16/29	205,000	196,546

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Asset-Backed Securities–2.8%(continued)
Santander Drive Auto Receivables Trust
Series 2020-4, Class D 1.480%, 01/15/27	$150,688	$148,051
Series 2022-7, Class B 5.950%, 01/17/28	200,000	200,861
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3 0.260%, 11/17/25	28,176	27,721
Series 2021-B, Class A4 0.530%, 10/15/26	85,000	80,859

Total Asset-Backed Securities (Cost $1,053,202)		1,053,990
Mortgage-Backed Securities - 1.9%
Chase Home Lending Mortgage Trust Series Series 2024-1, Class A6 6.500%, 01/25/55[2,4]	154,847	154,477
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ4, Class A6 2.500%, 09/25/51[2,4]	276,384	250,180
Series 2021-PJ9, Class A8 2.500%, 02/26/52[2,4]	160,769	139,286

Morgan Stanley Residential Mortgage Loan Trust Series 2024-1, Class A4 5.500%, 12/25/53[2,4]	187,913	184,981

Total Mortgage-Backed Securities (Cost $731,251)		728,924
Municipal Bonds - 4.0%
California Health Facilities Financing Authority 4.190%, 06/01/37	235,000	218,315
California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	490,000	599,927
County of Miami-Dade Florida Aviation Revenue Series C, 4.280%, 10/01/41	410,000	373,601
Los Angeles Unified School District, School Improvements, Build America Bonds 5.750%, 07/01/34	345,000	357,834

Total Municipal Bonds (Cost $1,718,273)		1,549,677
U.S. Government and Agency Obligations - 49.0%
Fannie Mae - 24.4%
FNMA
3.000%, 06/01/33 to 06/01/38	743,497	695,327
3.500%, 04/01/34 to 05/01/52	3,966,745	3,651,959
4.000%, 10/01/43 to 06/01/49	2,282,868	2,165,436
4.500%, 04/01/39 to 05/01/53	1,928,632	1,878,257
5.000%, 07/01/47 to 01/01/53	667,262	665,422
5.500%, 11/01/52	315,421	319,479

Total Fannie Mae		9,375,880
	Principal Amount	Value

Freddie Mac - 9.8%
FHLMC
2.000%, 09/01/35	$230,751	$206,496
3.000%, 03/01/50 to 03/01/51	1,213,417	1,059,415
4.000%, 07/01/48	291,291	276,000
4.500%, 10/01/41	421,502	413,373
5.000%, 04/01/53	102,332	100,070
5.500%, 06/01/53	479,886	481,459
FHLMC Gold Pool
3.500%, 02/01/30 to 01/01/31	206,402	199,938
Freddie Mac Multifamily Structured Pass Through Certificates
Series K133, Class A2 2.096%, 09/25/31	880,000	739,675
Series K134, Class A2 2.243%, 10/25/31[4]	95,000	80,637
Freddie Mac REMICS
Series 5297, Class DA 5.000%, 12/25/52	200,995	196,003

Total Freddie Mac		3,753,066
Ginnie Mae - 0.5%
GNMA
Series 2023-111, Class FD (SOFR + 1.000%, Cap 7.000%, Floor 1.000%), 6.319%, 08/20/53[4]	193,635	193,217
U.S. Treasury Obligations - 14.3%
U.S. Treasury Bonds
1.875%, 02/15/51	1,487,000	895,801
2.250%, 05/15/41	1,483,000	1,095,682
2.500%, 02/15/46	338,000	244,443
3.125%, 05/15/48	761,000	608,622
3.500%, 02/15/39	1,063,000	976,590
3.625%, 02/15/53	360,000	316,125
3.875%, 02/15/43	397,000	366,992
5.000%, 05/15/37	153,000	166,298
U.S. Treasury Inflation Indexed Notes
0.250%, 01/15/25	292,982	287,974
0.500%, 01/15/28	293,830	278,017
1.125%, 01/15/33	264,024	247,605

Total U.S. Treasury Obligations		5,484,149

Total U.S. Government and Agency Obligations (Cost $20,978,683)		18,806,312
Short-Term Investments - 9.1%
Joint Repurchase Agreements - 9.1%[7]
Bank of Montreal, dated 03/28/24, due 04/01/24, 5.330% total to be received $1,000,592 (collateralized by various U.S. Government Agency Obligations, 3.500% - 7.000%, 08/01/33 - 03/01/54, totaling $1,020,000)	1,000,000	1,000,000

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Joint Repurchase Agreements - 9.1%[7] (continued)
Daiwa Capital Markets America, dated 03/28/24, due 04/01/24, 5.360% total to be received $479,995 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.375% - 7.000%, 05/31/24 - 04/01/54, totaling $489,303)	$479,709	$479,709
Deutsche Bank Securities, Inc., dated 03/28/24, due 04/01/24, 5.330% total to be received $1,000,592 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.500%, 06/01/36 - 04/01/54, totaling $1,020,000)	1,000,000	1,000,000
	Principal Amount	Value

Nomura Securities International, Inc., dated 03/28/24, due 04/01/24, 5.320% total to be received $1,000,591 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.000%, 01/01/28 - 07/15/58, totaling $1,020,001)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		3,479,709

Total Short-Term Investments (Cost $3,479,709)		3,479,709
Total Investments - 107.9% (Cost $44,432,839)		41,390,265
Other Assets, less Liabilities - (7.9)%		(3,029,377)
Net Assets - 100.0%		$38,360,888

[1]	Some of these securities, amounting to $5,407,978 or 14.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of these securities amounted to $3,635,170 or 9.5% of net assets.
[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
[4]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Perpetuity Bond. The date shown represents the next call date.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
MTN	Medium-Term Note
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$15,771,653	—	$15,771,653
Asset-Backed Securities	—	1,053,990	—	1,053,990
Mortgage-Backed Securities	—	728,924	—	728,924
Municipal Bonds†	—	1,549,677	—	1,549,677
U.S. Government and Agency Obligations†	—	18,806,312	—	18,806,312
Short-Term Investments
Joint Repurchase Agreements	—	3,479,709	—	3,479,709
Total Investments in Securities	—	$41,390,265	—	$41,390,265

†	All corporate bonds and notes, municipal bonds and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2024, there were no transfers in or out of Level 3.

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$5,407,978	$3,479,709	$2,130,506	$5,610,215
The following table summarizes the securities received as collateral for securities lending at March 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.000%	04/15/24-11/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.